Short-Term Loans Receivable (Details) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 05, 2019	Apr. 28, 2021	Mar. 01, 2021	Dec. 20, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-Term Loans Receivable (Details) [Line Items]
Notes receivable				$ 1,626,000
Notes due date				Jun. 20, 2020		Dec. 01, 2020
Interest rate	15.00%	12.00%		6.00%		6.00%	6.00%
Interest income earned					$ 16,000		$ 99,000	$ 3,000
Short-term borrowings						$ 380,000	$ 380,000
Debt Instrument, Maturity Date Range, Start						Apr. 28, 2021	Jun. 29, 2021
Principal amount		$ 1,000,000				$ 300,000
Loan receivables					509,000		$ 1,637,000
Outstanding loans receivable and accrued interest			$ 1,691,000
Short-Term Loans Receivable [Member]
Short-Term Loans Receivable (Details) [Line Items]
Interest rate						6.00%
Interest income earned					$ 3,000		11,000
Interest income earned							4,000
Lanlian [Member]
Short-Term Loans Receivable (Details) [Line Items]
Loan receivables			359,000				$ 214,000
Aggregate principal amount			$ 21,000